Stockholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Treasury stock, eliminated (in shares)		1,164,847
Treasury stock (in shares)	700,000		0
Common Stock
Class of Stock [Line Items]
Treasury stock, shares acquired (in shares)	700,000
Treasury stock acquired, nonrefundable prepayment			$ 4.4
Treasury stock acquired, price per share (in dollars per share)	$ 6.35